Dearborn Partners Rising Dividend Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. - Class B	46,240	$6,424,123

Biotechnology - 3.0%
AbbVie, Inc.	65,100	10,496,724
Gilead Sciences, Inc.	92,000	5,912,840
		16,409,564

Capital Markets - 5.3%
BlackRock, Inc.	13,800	10,654,014
Nasdaq, Inc.	137,490	8,116,035
S&P Global, Inc.	24,688	10,554,367
		29,324,416

Chemicals - 3.5%
Air Products and Chemicals, Inc.	29,786	7,943,926
The Sherwin-Williams Co.	37,500	11,392,500
		19,336,426

Commercial Services & Supplies - 4.3%
Cintas Corp.	17,965	12,179,731
Republic Services, Inc.	61,730	11,431,779
		23,611,510

Communications Equipment - 2.0%
Motorola Solutions, Inc.	30,600	11,166,246

Consumer Staples Distribution & Retail - 5.4%
Casey's General Stores, Inc.	45,500	15,095,990
Costco Wholesale Corp.	18,450	14,942,470
		30,038,460

Distributors - 1.5%
Pool Corp.	22,800	8,288,940

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	217,100	8,933,665

Financial Services - 3.6%
Jack Henry & Associates, Inc.	50,195	8,266,112
Mastercard, Inc. - Class A	26,510	11,851,826
		20,117,938

Food Products - 2.8%
McCormick & Co., Inc./MD	84,419	6,096,740
Mondelez International, Inc. - Class A	141,000	9,662,730
		15,759,470

Gas Utilities - 2.1%
Atmos Energy Corp.	102,300	11,858,616

Health Care Equipment & Supplies - 6.6%
Abbott Laboratories	72,500	7,408,775
Becton Dickinson & Co.	26,708	6,195,455
STERIS PLC	48,327	10,771,122
Stryker Corp.	36,200	12,347,458
		36,722,810

Health Care Providers & Services - 2.1%
Elevance Health, Inc.	21,785	11,730,787

Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	39,643	10,263,176

Insurance - 2.5%
Arthur J Gallagher & Co.	54,470	13,798,885

IT Services - 1.5%
Accenture PLC - Class A	30,454	8,596,860

Machinery - 3.8%
Illinois Tool Works, Inc.	37,598	9,126,914
Snap-on, Inc.	43,510	11,872,139
		20,999,053

Multi-Utilities - 1.8%
WEC Energy Group, Inc.	120,457	9,760,631

Oil, Gas & Consumable Fuels - 4.3%
EOG Resources, Inc.	77,230	9,618,996
Exxon Mobil Corp.	123,356	14,464,725
		24,083,721

Pharmaceuticals - 3.4%
Merck & Co., Inc.	77,920	9,782,077
Zoetis, Inc.	55,019	9,329,021
		19,111,098

Professional Services - 3.9%
Automatic Data Processing, Inc.	48,500	11,878,620
Broadridge Financial Solutions, Inc.	48,000	9,636,960
		21,515,580

Semiconductors & Semiconductor Equipment - 4.9%
QUALCOMM, Inc.	79,909	16,305,431
Texas Instruments, Inc.	55,380	10,799,654
		27,105,085

Software - 4.8%
Intuit, Inc.	21,500	12,393,460
Microsoft Corp.	34,700	14,405,011
		26,798,471

Specialty Retail - 4.5%
The Home Depot, Inc.	30,000	10,046,100
Tractor Supply Co.	53,000	15,120,370
		25,166,470

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	156,888	30,161,718

Trading Companies & Distributors - 4.4%
Fastenal Co.	188,270	12,422,055
Watsco, Inc.	25,200	11,967,480
		24,389,535

Water Utilities - 1.7%
American Water Works Co., Inc.	71,460	9,344,824

Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.	63,000	11,022,480
TOTAL COMMON STOCKS (Cost $329,209,872)		531,840,558

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Specialized REITs – 1.6%
Equinix, Inc.	11,460	8,743,751
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,230,375)		8,743,751

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%	Shares
Fidelity Government Portfolio - Class Institutional, 5.20%(a)	13,967,931	13,967,931
TOTAL SHORT-TERM INVESTMENTS (Cost $13,967,931)		13,967,931

TOTAL INVESTMENTS - 99.9% (Cost $352,408,178)		$554,552,240
Other Assets in Excess of Liabilities - 0.1%		683,712
TOTAL NET ASSETS - 100.0%		$555,235,952

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2024:

Dearborn Partners Rising Dividend Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	531,840,558	–	–	531,840,558
Real Estate Investment Trusts	8,743,751	–	–	8,743,751
Money Market Funds	13,967,931	–	–	13,967,931
Total Assets	554,552,240	–	–	554,552,240

Refer to the Schedule of Investments for industry classifications.